Income Taxes - Additional Information (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 3,283	$ 2,400	$ 3,293	$ 2,000	$ 5,693	$ 5,286	$ 12,014	$ 5,705	$ (3,799)
Effective Income Tax Rate Reconciliation, Percent	87.70%	(129.00%)	50.50%	74.40%	303.30%	57.50%
Valuation allowance							18,256	6,576
Undistributed earnings of certain foreign subsidiaries							433,400
Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward							1,300	600
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards							69,200	31,600
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards							3,500	1,400
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards							$ 14,800	$ 42,100